Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total Others [member] TWD ($)	Total Others [member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2022	$ 391,529		$ 77,574		$ 149,844		$ 77,574		$ 3,084		$ 71,268		$ 151,926		$ (111)		$ (125)		$ 13		$ (223)		$ 379,121		$ 12,408
Special reserve	0		0		0		0		(185)		185		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(36,476)		0		0		0		0		(36,476)		(36,476)		0		0		0		0		(36,476)		0
Cash dividends distributed by subsidiaries	(1,092)		0		0		0		0		0		0		0		0		0		0		0		(1,092)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(26)		0		(26)		0		0		0		0		0		0		0		0		(26)		0
Actual acquisition of interests in subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	38,061		0		0		0		0		36,958		36,958		0		0		0		0		36,958		1,103
Other comprehensive income (loss)	669		0		0		0		0		124		124		(57)		646		(13)		576		700		(31)
TOTAL COMPREHENSIVE INCOME	38,730		0		0		0		0		37,082		37,082		(57)		646		(13)		576		37,658		1,072
Changes in equities of subsidiaries	33		0		8		0		0		0		0		0		0		0		0		8		25
Net increase in noncontrolling interests	19		0		0		0		0		0		0		0		0		0		0		0		19
Ending balance at Dec. 31, 2023	392,719		77,574		149,828		77,574		2,899		72,059		152,532		(168)		521		0		353		380,287		12,432
Special reserve	0		0		0		0		(223)		223		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(36,910)		0		0		0		0		(36,910)		(36,910)		0		0		0		0		(36,910)		0
Cash dividends distributed by subsidiaries	(898)		0		0		0		0		0		0		0		0		0		0		0		(898)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Actual disposal of interests in subsidiaries	259		0		224		0		0		0		0		0		0		0		0		224		35
Net income	38,508		0		0		0		0		37,189		37,189		0		0		0		0		37,189		1,319
Other comprehensive income (loss)	2,081		0		0		0		0		1,801		1,801		191		43		(1)		233		2,034		47
TOTAL COMPREHENSIVE INCOME	40,589		0		0		0		0		38,990		38,990		191		43		(1)		233		39,223		1,366
Changes in equities of subsidiaries	45		0		0		0		0		0		0		0		0		0		0		0		45
Ending balance at Dec. 31, 2024	395,806		77,574		150,054		77,574		2,676		74,362		154,612		23		564		(1)		586		382,826		12,980
Cash dividends distributed by Chunghwa	(38,787)		0		0		0		0		(38,787)		(38,787)		0		0		0		0		(38,787)		0
Cash dividends distributed by subsidiaries	(1,307)		0		0		0		0		0		0		0		0		0		0		0		(1,307)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Actual disposal of interests in subsidiaries	311		0		236		0		0		0		0		0		0		0		0		236		75
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(1)		0		(1)		0		0		0		0		0		0		0		0		(1)		0
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	1,389		0		630		0		0		0		0		0		0		0		0		630		759
Net income	40,491	$ 1,291	0		0		0		0		38,705		38,705		0		0		0		0		38,705		1,786
Other comprehensive income (loss)	506	16	0		0		0		0		84		84		(215)		645		4		434		518		(12)
TOTAL COMPREHENSIVE INCOME	40,997	1,307	0		0		0		0		38,789		38,789		(215)		645		4		434		39,223		1,774
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		0		0		0		0		0		0		0		0
Changes in equities of subsidiaries	41		0		2		0		0		0		0		0		0		0		0		2		39
Net increase in noncontrolling interests	20		0		0		0		0		0		0		0		0		0		0		0		20
Ending balance at Dec. 31, 2025	$ 398,471	$ 12,702	$ 77,574	$ 2,473	$ 150,923	$ 4,811	$ 77,574	$ 2,473	$ 2,676	$ 85	$ 74,364	$ 2,371	$ 154,614	$ 4,929	$ (192)	$ (6)	$ 1,209	$ 38	$ 3	$ 0	$ 1,020	$ 32	$ 384,131	$ 12,245	$ 14,340	$ 457